TRADE ACCOUNTS RECEIVABLE, NET - Current and non current trade accounts receivable (Details) - Soluciona TI - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
TRADE ACCOUNTS RECEIVABLE
Deferred financial income	R$ (41,455)	R$ (33,614)
Noncurrent	171,839	106,206
Trade accounts receivable
TRADE ACCOUNTS RECEIVABLE
Nominal amount receivable	573,094	434,743
Deferred financial income	(53,424)	(33,614)
Present value of accounts receivable	519,670	401,129
Estimated impairment losses	(196,435)	(154,666)
Net amount receivable	323,235	246,463
Current	151,396	140,257
Noncurrent	R$ 171,839	R$ 106,206